Revenue - Interest income net (Details) - RUB (₽) ₽ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Revenue
Interest revenue calculated using the effective interest rate	₽ (2,651)	₽ (1,084)
Interest expense classified as part of cost of revenue	520	60
Interest income and expenses from non-banking loans classified separately in the consolidated statement of comprehensive income	18	(14)
Interest income, net, for the purposes of consolidated cash flow statement	₽ (2,113)	₽ (1,038)